Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	Calvert Responsible Index Series, Inc.
Central Index Key	0001105446
Amendment Flag	false
Document Creation Date	Jun. 18, 2020
Document Effective Date	Jun. 18, 2020
Prospectus Date	Feb. 01, 2020
Entity Inv Company Type	N-1A
Calvert International Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CDHAX
Calvert International Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CDHIX
Calvert International Responsible Index Fund | Class R6
Risk/Return:
Trading Symbol	CDHRX
Calvert US Large-Cap Core Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CSXAX
Calvert US Large-Cap Core Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CSXCX
Calvert US Large-Cap Core Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CISIX
Calvert US Large-Cap Core Responsible Index Fund | Class R6
Risk/Return:
Trading Symbol	CSXRX
Calvert US Large-Cap Growth Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CGJAX
Calvert US Large-Cap Growth Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CGJIX
Calvert US Large-Cap Value Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CFJAX
Calvert US Large-Cap Value Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CFJIX
Calvert US Mid-Cap Core Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CMJAX
Calvert US Mid-Cap Core Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CMJIX